            HARTFORD LEADERS SOLUTION OUTLOOK (SERIES I OR SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 10, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002


If you sign the application for your Contract on or after September 10, 2002, or if your Contract is issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.












  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3835
333-40414